Business combinations - Anguo (Details) ¥ in Thousands, $ in Thousands	1 Months Ended		12 Months Ended
	Apr. 30, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)
Purchase price allocation
Cash consideration	¥ 23,800
Amortization of intangible assets			¥ 21,675		¥ 25,172
Goodwill		¥ 12,697	¥ 10,236	$ 1,606	¥ 10,236
Weighted-average amortization period			3 years
Anguo
Business combinations
Percentage of equity interest acquired		100.00%
Purchase price allocation
Fair value of liabilities to be assumed		¥ 34,081
Cash consideration		33,459
Total consideration		67,540
Cash and cash equivalents		412
Restricted time deposits		5,000
Other working capital		39,065
Goodwill		7,313
Deferred tax liabilities		(5,250)
Total		67,540
License
Purchase price allocation
Weighted-average amortization period			15 years
License | Anguo
Purchase price allocation
Amortization of intangible assets		¥ 21,000
Weighted-average amortization period		15 years